Simplify US Equity PLUS QIS ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 89.0%
Alternative Funds – 49.2%
Simplify Multi-QIS Alternative ETF(a)(b) ........................................ 66,360 $ 1,540,295
Equity Funds – 39.8%
iShares Core S&P 500 ETF(c) ............................................... 2,216 1,245,170
Total U.S. Exchange-Traded Funds (Cost $2,755,120) ................................ 2,785,465
Principal
U.S. Treasury Bills – 6.0%
U.S. Treasury Bill, 4.33%, 6/17/2025 (d) ....................................... $ 100,000 99,109
U.S. Treasury Bill, 4.29%, 7/8/2025 (d) ........................................ 90,000 88,975
Total U.S. Treasury Bills (Cost $188,070) ........................................... 188,084
Total Investments – 95.0%
(Cost $2,943,190) ............................................................. $ 2,973,549
Other Assets in Excess of Liabilities – 5.0% ........................................... 155,444
Net Assets – 100.0% ............................................................ $ 3,128,993
(a) Affiliated fund managed by Simplify Asset Management Inc.
(b) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(c) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
S&P 500 E-Mini Future ............................ 7 $ 1,978,638 6/20/25 $ (9,536)
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Multi-QIS
Alternative
ETF $ 1,501,176 $ 611,588 $ (430,366) $ (28,558) $ (113,545) $ 1,540,295 66,360 $ 31,397 $ —
$ 1,501,176 $ 611,588 $ (430,366) $ (28,558) $ (113,545) $ 1,540,295 66,360 $ 31,397 $ —

Simplify US Equity PLUS QIS ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 89.0%
U.S. Treasury Bills ............................................................................. 6.0%
Total Investments ............................................................................. 95.0%
Other Assets in Excess of Liabilities ............................................................... 5.0%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.